Segment reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [line items]
Percentage of revenues from customers	10.00%
MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 256,874	$ 340,937	$ 261,727
LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	180,912	369,476	260,893
Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	50,143	105,355	103,150
MR, LR2 and Handymax
Disclosure of major customers [line items]
Pool revenue	487,929	815,768	625,770
Scorpio MR Pool Limited | MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	256,874	340,937	261,727
Scorpio LR2 Pool Limited | LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	180,912	369,476	260,893
Scorpio Handymax Tanker Pool Limited | Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 50,143	$ 105,355	$ 103,150